Trade receivables - Summary of Trade Receivables (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Total	R$ 1,470,730	R$ 2,825,799
Current	1,416,263	2,769,757
Non-current	54,467	56,042
Accumulated impairment | Trade receivables
Disclosure of operating segments [line items]
Trade receivables			R$ (188,072)
Financial assets	(532,472)	(267,628)	R$ (188,072)	R$ (151,114)
Brazil
Disclosure of operating segments [line items]
Trade receivables	1,528,150	2,605,012
Colombia
Disclosure of operating segments [line items]
Trade receivables	R$ 475,052	R$ 488,415